Stockholders' Equity	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Stockholders' Equity [Abstract]
Stockholders' Equity

Note 5 - Stockholders' Equity

Long-Term Incentive Plan

In 2007, the Company's stockholders approved the 2007 Long-Term Incentive Compensation Plan (the "2007 Plan") which provides for the granting of incentive and non-qualified stock options, stock appreciation rights, performance units, restricted common awards and performance bonuses (collectively "awards") to Company officers and employees. Additionally, the 2007 Plan authorizes the granting of non-qualified stock options and restricted stock awards to Company directors and to independent consultants.

In 2008, the Company's shareholders approved amendments to the 2007 Plan, increasing from 3.5 million shares to 4.6 million shares the maximum number of shares authorized for issuance under the plan and adding an evergreen provision pursuant to which the number of shares authorized for issuance under the plan will increase automatically in each year, beginning in 2009 and continuing through 2015, according to certain limits set forth in the 2007 Plan. At June 30, 2013, there are approximately 9.3 million shares approved for issuance under the 2007 plan, of which approximately 2.5 million shares are available to be issued. The Board of Directors in conjunction with management determines who receives awards, the vesting conditions and the exercise price. Options may have a maximum term of ten years.

Stock Purchase Warrants

At June 30, 2013 and 2012 there were warrants outstanding to purchase 5,620,128 shares of our common stock, respectively. The warrants outstanding as of June 30, 2013 and 2012 were as follows:

Number of Common Shares Underlying Warrants		Issue Date/Exercisable Date	Exercise Price	Expiration Date
100,778	(1)	Mar-07/Mar-07	$3.97	Mar-17
705,354	(2)	Mar-09/Sep-09	$3.00	Sep-14
2,572,775	(1)	Jul-09/Jan-10	$2.50	Jan-15
500,000	(2)	Apr-10/Oct-10	$1.89	Oct-15
1,323,214	(2)	Jul-10/Jan-11	$1.63	Jan-17
371,423	(2)	Jun-11/Jun-11	$3.50	Jun-16
46,584	(1)	Mar-12/Mar-12	$1.61	Mar-22
5,620,128
(1)	These warrants to purchase common stock are classified as equity.
(2)	Because of the presence of net settlement provisions, these warrants to purchase common stock are classified as derivative liabilities. The fair value of these liabilities (see Note 3) is remeasured at the end of every reporting period and the change in fair value is reported in the unaudited condensed consolidated statements of operations as other income (expense).

Note 8 - Stockholders' Equity

Common Stock

In April 2010, we completed a public offering of 1,666,668 shares of our common stock at $1.50 per share and warrants to purchase an aggregate of 500,000 shares of our common stock at an exercise price of $1.89 per share, generating gross proceeds of approximately $2.5 million. The warrants became exercisable on October 13, 2010 and expire on October 13, 2015 and are classified as derivative instruments. Placement fees of approximately $175,000 and legal and other fees of approximately $140,000 were incurred in connection with this transaction.

In July 2010, we completed a public offering of 2,785,714 shares of our common stock at $1.40 per share and warrants to purchase an aggregate of 1,323,214 shares of our common stock at an exercise price of $1.63 per share, generating gross proceeds of approximately $3.9 million. The warrants became exercisable on January 23, 2011 and expire on January 23, 2017 and are classified as derivative instruments. Placement fees of approximately $260,000 and legal and other fees of approximately $145,000 were incurred in connection with this transaction.

In November 2010, we completed an underwritten public offering of 4,945,000 shares of our common stock at a price to the public of $3.50 per share, generating gross proceeds of approximately $17.3 million. We incurred offering expenses of approximately $1.0 million and legal and other fees of approximately $0.4 million in connection with this transaction.

In June 2011, we completed a public offering of 1,857,143 shares of common stock at $3.50 per share inclusive of warrants to purchase up to an additional 371,423 shares of common stock. The warrants are exercisable immediately at an exercise price of $3.50 per share until the fifth anniversary of the date of issuance which is June 15, 2016. The warrants are classified as derivative instruments because they include net settlement provisions.  We received gross proceeds of approximately $6.5 million and net proceeds of approximately $5.1 million for stock and $0.7 million for derivative instruments.

Long-Term Incentive Compensation Plan

In 2007, the Company's stockholders approved the 2007 Long-Term Incentive Compensation Plan (the "2007 Plan") which provides for the granting of incentive and non-qualified stock options, stock appreciation rights, performance units, restricted common awards and performance bonuses (collectively "awards")  to Company officers and employees.  Additionally, the 2007 Plan authorizes the granting of non-qualified stock options and restricted stock awards to Company directors and to independent consultants.

In 2008, the Company's shareholders approved amendments to the 2007 Plan, increasing from 3.5 million shares to 4.6 million shares the maximum number of shares authorized for issuance under the plan and adding an evergreen provision pursuant to which the number of shares authorized for issuance under the plan will increase automatically in each year, beginning in 2009 and continuing through 2015, according to certain limits set forth in the 2007 Plan.  At December 31, 2012, there are approximately 8.2 million shares approved for issuance under the 2007 plan, of which approximately 1.3 million shares are available to be issued. The Board of Directors in conjunction with management determines who receives awards, the vesting conditions and the exercise price.  Options may have a maximum term of ten years.

The following tables summarize the activity of the 2007 Plan for options:

	Shares	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Term
Options
Outstanding January 1, 2010	4,913,366	$3.88	8.1
Granted	2,722,131	2.50
Exercised	(22,316)	2.56
Forfeited	(2,273,768)	3.89
Outstanding, December 31, 2010	5,339,413	$3.18	8.3
Granted	1,934,566	1.71
Exercised	(44,464)	2.66
Forfeited	(936,533)	3.07
Outstanding, December 31, 2011	6,292,982	$2.74	8.0
Granted	852,139	1.22
Exercised	(31,474)	1.24
Forfeited	(888,035)	2.91
Outstanding, December 31, 2012	6,225,612	$2.52	7.4

	Shares	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Term
Exercisable, December 31, 2012	4,044,636	$2.86	6.6
Vested and expected to vest, December 31, 2012	5,963,894	$2.55	7.3

The aggregate intrinsic value is calculated as the difference between (i) the closing price of the common stock at December 31, 2012 and (ii) the exercise price of the underlying awards, multiplied by the number of options that had an exercise price less than the closing price on the last trading day. Our outstanding and exercisable options had no aggregate intrinsic value as of December 31, 2012, as the exercise price of all outstanding and exercisable options was below the closing price of the common stock at December 31, 2012.

At December 31, 2012, total compensation costs for unvested stock option awards outstanding approximated $2.2 million, net of estimated forfeitures, which we expect to recognize as stock compensation expense over a weighted average period of 2.37 years.

Valuation assumptions used to determine fair value of share-based compensation

The weighted-average grant date fair value for options granted in 2012, 2011 and 2010 approximated $0.86, $1.17 and $1.88, respectively. The aggregate intrinsic value of options exercised during the years ended December 31, 2012, 2011 and 2010 was $9,067, $34,935 and $29,319, respectively. The total fair value of awards vested during 2012, 2011 and 2010 was $2,071,649, $2,259,625 and $2,300,053, respectively. The fair value for the 2012, 2011 and 2010 awards were estimated at the date of grant using the Black-Scholes option-pricing model using the following assumptions:

	December 31,
	2012	2011	2010
Weighted-average volatility	86%	83%	87%
Risk-free rate	0.79% - 1.18%	0.79% - 2.79%	0.28% - 3.2%
Expected annual dividend yield	-	-	-
Expected weighted-average life, in years	5.9	5.9	6.0

 The valuation assumptions were determined as follows:

•	Weighted average volatility: We determine expected volatility by using our historical volatility weighted 50% and the average historical volatility from comparable public companies with an expected term consistent with the expected term of our options weighted 50%.

•	Risk-free interest rate: The yield on zero-coupon U.S. Treasury securities for a period that is commensurate with the expected term of the award.

•	Expected annual dividend yield: The estimate for annual dividends is zero because we have not historically paid a dividend and do not intend to do so in the foreseeable future.

•	Expected life: The expected term of the awards represents the period of time that the awards are expected to be outstanding. The Company estimated the expected term using the "simplified-method" as it does not have sufficient historical exercise data to provide a reasonable estimate.

The following table summarizes the activity of the 2007 plan for restricted shares:

	Shares	Weighted-Average Grant Date Fair Value	Aggregate Intrinsic Value
Restricted Shares
Outstanding January 1, 2010	305,316	$3.36	$598,419
Granted	35,000	2.67
Vested	(101,899)	3.29
Forfeited	(127,286)	3.95
Outstanding, December 31, 2010	111,131	$2.92	$470,084
Granted	145,000	1.43
Vested	(123,066)	2.59
Forfeited	(9,168)	2.46
Outstanding, December 31, 2011	123,897	$1.53	$157,349
Granted	-	-
Vested	(110,564)	1.53
Forfeited	-	-
Outstanding, December 31, 2012	13,333	$1.59	$14,933

Warrants

At December 31, 2012 and 2011 there were warrants outstanding to purchase 5,620,128 and 5,573,544 shares of our common stock, respectively. At December 31, 2010, there were warrants outstanding to purchase 5,202,121 shares of our common stock (of which 1,323,214 were not exercisable until January 2011). The warrants outstanding as of December 31, 2012 were as follows:

Number of Common Shares Underlying Warrants		Issue Date/Exercisable Date	Exercise Price	Expiration Date
100,778	(1)	Mar-07 / Mar-07	$3.97	Mar-17
705,354	(2)	Mar-09 / Sep-09	$3.00	Sep-14
2,572,775	(1)	Jul-09 / Jan-10	$2.50	Jan-15
500,000	(2)	Apr-10 / Oct-10	$1.89	Oct-15
1,323,214	(2)	Jul-10 / Jan-11	$1.63	Jan-17
371,423	(2)	Jun-11 / Jun-11	$3.50	Jun-16
46,584	(1)	Mar-12 / Mar-12	$1.61	Mar-22
5,620,128

(1)	These warrants to purchase common stock are classified as equity.

(2)	These warrants to purchase common stock are classified as derivative liabilities. The fair value of these liabilities (see note 4) is remeasured at the end of every reporting period and the change in fair value is reported in the consolidated statements of operations as other income (expense).